Consolidated Statement of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents	₪ 16,964		₪ 18,106
Other receivables	284		469
Current assets	17,248		18,575
LONG-TERM ASSETS:
Restricted cash	322		328
Right of use - Assets under operating lease	705		1,035
Other Long-term receivables	72		94
Property, plant and equipment, net	1,232		1,288
Non-current assets	2,331		2,745
Total Assets	19,579		21,320
CURRENT LIABILITIES:
Trade payables	389		158
Leases liabilities	369		396
Other payables	2,228		3,080
Current liabilities	2,986		3,634
NON CURRENT LIABILITIES:
Warrants to ADS	1,222		2,172
Leases liabilities	391		677
Non-current liabilities	1,613		2,849
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS' EQUITY
Ordinary shares of no-par value: Authorized: 500,000,000 shares at December 31, 2019, and 2020, Issued and outstanding: 224,087,799 and 390,949,079 shares as of December 31, 2019 and 2020, respectively.	0		0
Additional Paid-in-Capital	126,838		108,598
Share-based payments	16,508		16,528
Treasury shares	(9,425)		(9,425)
Accumulated deficit	(118,941)		(100,864)
Equity	14,980		14,837
Total Liabilities and shareholders' equity	19,579		₪ 21,320
U.S. Dollars
CURRENT ASSETS:
Cash and cash equivalents | $		5,277
Other receivables | $		88
Current assets | $		5,365
LONG-TERM ASSETS:
Restricted cash | $		100
Right of use - Assets under operating lease | $		219
Other Long-term receivables | $		22
Property, plant and equipment, net | $		384
Non-current assets | $		725
Total Assets | $		6,090
CURRENT LIABILITIES:
Trade payables | $		121
Leases liabilities | $		115
Other payables	₪ 693
Current liabilities | $		929
NON CURRENT LIABILITIES:
Warrants to ADS | $		380
Leases liabilities | $		122
Non-current liabilities | $		502
CONTINGENT LIABILITIES AND COMMITMENTS | $
SHAREHOLDERS' EQUITY
Ordinary shares of no-par value: Authorized: 500,000,000 shares at December 31, 2019, and 2020, Issued and outstanding: 224,087,799 and 390,949,079 shares as of December 31, 2019 and 2020, respectively. | $		0
Additional Paid-in-Capital | $		39,452
Share-based payments | $		5,135
Treasury shares | $		(2,932)
Accumulated deficit | $		(36,996)
Equity | $		4,659
Total Liabilities and shareholders' equity | $		$ 6,090